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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08547

                         Pioneer Series Trust XII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:   August 31

Date of reporting period:  November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Growth Fund

 Schedule of Investments 11/30/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.7%

 Materials - 1.7%

 Specialty Chemicals - 1.7%

 150,329

 Ecolab, Inc.

 $

 17,913,204

 Total Materials

 $

 17,913,204

 Capital Goods - 7.1%

 Aerospace & Defense - 2.9%

 297,910

 Honeywell International, Inc.

 $

 30,967,744

 Construction & Farm Machinery & Heavy Trucks - 2.3%

 231,667

 WABCO Holdings, Inc. *

 $

 24,899,569

 Industrial Machinery - 1.9%

 354,354

 Ingersoll-Rand Plc

 $

 20,789,949

 Total Capital Goods

 $

 76,657,262

 Transportation - 5.0%

 Air Freight & Logistics - 2.8%

 289,346

 United Parcel Service, Inc. (Class B)

 $

 29,805,531

 Airlines - 2.2%

 586,908

 American Airlines Group, Inc.

 $

 24,215,824

 Total Transportation

 $

 54,021,355

 Consumer Durables & Apparel - 5.3%

 Homebuilding - 1.5%

 446,220

 Toll Brothers, Inc. *

 $

 16,590,460

 Footwear - 3.8%

 307,802

 NIKE, Inc. (Class B)

 $

 40,716,049

 Total Consumer Durables & Apparel

 $

 57,306,509

 Consumer Services - 3.3%

 Restaurants - 3.3%

 573,312

 Starbucks Corp.

 $

 35,195,624

 Total Consumer Services

 $

 35,195,624

 Media - 2.7%

 Movies & Entertainment - 2.7%

 420,229

 Time Warner, Inc.

 $

 29,407,625

 Total Media

 $

 29,407,625

 Retailing - 8.1%

 Apparel Retail - 1.0%

 207,419

 Ross Stores, Inc.

 $

 10,787,862

 Home Improvement Retail - 4.6%

 373,479

 The Home Depot, Inc.

 $

 50,001,369

 Automotive Retail - 2.5%

 100,897

 O'Reilly Automotive, Inc. *

 $

 26,623,691

 Total Retailing

 $

 87,412,922

 Food & Staples Retailing - 1.4%

 Food Retail - 1.4%

 172,861

 Walgreens Boots Alliance, Inc.

 $

 14,525,510

 Total Food & Staples Retailing

 $

 14,525,510

 Food, Beverage & Tobacco - 10.1%

 Soft Drinks - 5.4%

 474,966

 Coca-Cola Enterprises, Inc.

 $

 23,890,790

 375,497

 Dr. Pepper Snapple Group, Inc.

 33,700,856

 $

 57,591,646

 Packaged Foods & Meats - 1.2%

 300,646

 Mondelez International, Inc.

 $

 13,126,204

 Tobacco - 3.5%

 366,087

 Altria Group, Inc.

 $

 21,086,611

 368,279

 Reynolds American, Inc.

 17,032,904

 $

 38,119,515

 Total Food, Beverage & Tobacco

 $

 108,837,365

 Health Care Equipment & Services - 6.8%

 Health Care Equipment - 0.4%

 59,812

 Medtronic PLC

 $

 4,506,236

 Health Care Distributors - 2.6%

 318,345

 Cardinal Health, Inc.

 $

 27,648,263

 Health Care Services - 1.8%

 224,183

 Express Scripts Holding Co. *

 $

 19,163,163

 Managed Health Care - 2.0%

 126,613

 Humana, Inc.

 $

 21,354,549

 Total Health Care Equipment & Services

 $

 72,672,211

 Pharmaceuticals, Biotechnology & Life Sciences - 12.2%

 Biotechnology - 9.9%

 275,037

 AbbVie, Inc.

 $

 15,993,402

 148,461

 Alder Biopharmaceuticals, Inc.

 5,531,657

 295,532

 Celgene Corp. *

 32,345,977

 496,765

 Gilead Sciences, Inc. *

 52,637,219

 $

 106,508,255

 Pharmaceuticals - 2.3%

 246,442

 Johnson & Johnson

 $

 24,949,788

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 131,458,043

 Diversified Financials - 3.6%

 Specialized Finance - 1.9%

 79,414

 Intercontinental Exchange, Inc.

 $

 20,634,934

 Investment Banking & Brokerage - 1.7%

 526,833

 Morgan Stanley Co.

 $

 18,070,372

 Total Diversified Financials

 $

 38,705,306

 Software & Services - 21.8%

 Internet Software & Services - 9.7%

 41,666

 Alphabet, Inc.

 $

 31,784,908

 43,080

 Alphabet, Inc.

 31,991,208

 383,413

 Facebook, Inc. *

 39,966,971

 $

 103,743,087

 IT Consulting & Other Services - 1.4%

 237,241

 Cognizant Technology Solutions Corp. *

 $

 15,321,024

 Data Processing & Outsourced Services - 5.2%

 261,302

 PayPal Holdings, Inc.

 $

 9,213,509

 591,520

 Visa, Inc.

 46,735,995

 $

 55,949,504

 Systems Software - 5.5%

 1,094,088

 Microsoft Corp.

 $

 59,463,683

 Total Software & Services

 $

 234,477,298

 Technology Hardware & Equipment - 5.5%

 Computer Storage & Peripherals - 5.5%

 503,510

 Apple, Inc.

 $

 59,565,233

 Total Technology Hardware & Equipment

 $

 59,565,233

 Semiconductors & Semiconductor Equipment - 2.4%

 Semiconductors - 2.4%

 1,138,986

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 $

 25,923,321

 Total Semiconductors & Semiconductor Equipment

 $

 25,923,321

 Telecommunication Services - 1.7%

 Integrated Telecommunication Services - 1.7%

 392,143

 Verizon Communications, Inc.

 $

 17,822,899

 Total Telecommunication Services

 $

 17,822,899

 TOTAL COMMON STOCKS

 (Cost $806,565,251)

 $

 1,061,901,687

 TOTAL INVESTMENT IN SECURITIES - 98.7%

 (Cost $806,565,251) (a)

 $

 1,061,901,687

 OTHER ASSETS & LIABILITIES - 1.3%

 $

 14,392,559

 TOTAL NET ASSETS - 100.0%

 $

 1,076,294,246

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At November 30, 2015, the net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes of $807,564,582 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 260,152,750

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (5,815,645)

 Net unrealized appreciation

 $

 254,337,105

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,061,901,687

$
-

$
-

$
1,061,901,687

 Total

$
1,061,901,687

$
-

$
-

$
1,061,901,687

 During the period ended November 30, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust XII By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 29, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 29, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date January 29, 2016 * Print the name and title of each signing officer under his or her signature.